Inventory	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Inventory	6. Inventory For the year ended December 31, 2022, the cost of revenue includes inventory costs of $2,041 (2021 – $2,202) and there was no write-down to net realizable value (nil in 2021).